Biological assets - Non-current and current biological assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 11,270	$ 11,276	[1]	$ 8,516	[1]
Current biological assets	94,117	156,718	[1]	136,888	[1]
Biological assets	105,387	167,994		$ 145,404
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	9,859	8,989
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	9,859	8,989
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	2,993	3,713
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	1,310	1,984
Current biological assets	1,683	1,729
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	540	652
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	439	349
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	101	303
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	27,347	31,745
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	27,347	31,745
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	17,173	29,717
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	17,173	29,717
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	47,475	93,178
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 47,475	$ 93,178

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.